[Invesco Letterhead]

11 Greenway Plaza, Suite 1000

Houston, TX 77046-1173

September 23, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

Disclosure Review and Accounting Office

100 F Street NE

Washington, DC 20549

Re:	AIM Sector Funds (Invesco Sector Funds)

File Nos. 002-85905/811-03826

Ladies and Gentlemen:

On behalf of AIM Sector Funds (Invesco Sector Funds) (the “Registrant”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933 (the “1933 Act”), including Rule 488 thereunder, is the electronic version of the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) containing an information statement/prospectus and a related statement of additional information (“SAI”) to accomplish the following:

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The title of the securities being registered are Class A, Class C, Class R, Class R5, Class R6 and Class Y shares of beneficial interest, without par value, of the Invesco Value Opportunities Fund, a series of the Registrant.

Pursuant to Rule 488 under the 1933 Act, the Registrant hereby proposes that the Registration Statement becomes effective on October 23, 2022. The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2 of the Investment Company Act of 1940.

Please contact Mena Larmour, Esq. of Stradley Ronon Stevens & Young, LLP at (215) 564-8014 with respect to this Form N-14 or, in her absence, contact me at (212) 652-4208.

Very truly yours,

/s/ Taylor V. Edwards
Taylor Edwards, Esq.
Assistant General Counsel